Financial Instruments - Summary of Consolidated Net Monetary Assets (Liabilities) by Currency (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Monetary assets	$ 5,160	$ 4,126
Monetary liabilities	14,917	14,504
Net monetary assets (liabilities)	(9,757)	(10,378)
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(5,721)	(6,524)
Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(991)	(824)
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(2,150)	(1,884)
British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(419)	(516)
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	$ (476)	$ (630)